Deferred revenue (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / OZ	Dec. 31, 2019 USD ($) $ / OZ	Nov. 04, 2013 USD ($)	Aug. 08, 2012 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers			$ 885,000
Description of additional deposit payments	In addition to the aggregate deposit payments of $885,000, as gold and silver is delivered under the stream agreements, Hudbay receives cash payments equal to the lesser of (i) the market price and (ii) $400 per ounce (for gold) and $5.90 per ounce (for silver), subject to 1% annual escalation after three years, from the inception of the agreement.
Amortization of deferred revenue - variable consideration adjustments - prior periods	$ 6,668	$ (16,295)
Accretion on streaming arrangements - variable consideration adjustments - prior periods	$ 3,692	$ (6,047)
Stream transactions with 777 mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers				$ 455,100
Drawdown rate for gold | $ / OZ	1,173	1,177
Drawdown rate for silver | $ / OZ	22.43	22.51
Stream transactions with Constancia mine [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deposits from customers			$ 429,900
Drawdown rate for gold | $ / OZ	976	948
Drawdown rate for silver | $ / OZ	21.52	21.77